Other Income	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other Income
31	OTHER INCOME
Other income for the fiscal years ended March 31, 2020, 2019 and 2018 consisted of the following:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Income from operating leases	¥40,337	¥235,044	¥276,850
Income related to disposal of assets leased	2,744	112,344	322,673
Income related to IT solution services	19,880	33,828	29,172
Gains on disposal of property, plant and equipment, and other intangible assets	1,862	541	852
Reversal of impairment losses of investments in associates and joint ventures	—	2,402	8,123
Gains on step acquisition of subsidiaries	22,040	—	—
Others	68,768	121,507	118,185

Total other income	¥155,631	¥505,666	¥755,855